Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment
Property, plant and equipment consist of the following:

2015
	Cost	Accumulated depreciation	Net book value
Generation	$2,138,748	$358,200	$1,780,548
Distribution	2,075,059	265,741	1,809,318
Land	23,258	—	23,258
Equipment and other	129,555	37,443	92,112
Construction in progress
Generation	64,779	—	64,779
Distribution	103,669	—	103,669
	$4,535,068	$661,384	$3,873,684

5.	Property, plant and equipment (continued)

2014
	Cost	Accumulated depreciation	Net book value
Generation	$1,827,247	$270,746	$1,556,501
Distribution	1,555,289	147,726	1,407,563
Land	19,347	—	19,347
Equipment and other	119,367	29,526	89,841
Construction in progress
Generation	82,840	—	82,840
Distribution	122,330	—	122,330
	$3,726,420	$447,998	$3,278,422

Generation assets include cost of $158,514 (2014 - $155,629) and accumulated depreciation of $38,507 (2014 - $34,013) related to facilities under capital lease or owned by consolidated VIEs. Depreciation expense of facilities under capital lease was $2,117 (2014 - $2,274).
Investments tax credits, government grants and contributions received in aid of construction of $9,623 (2014 - $362) have been credited to the cost of the assets. Water and wastewater distribution assets include expansion costs of $1,000 on which the Company does not currently earn a return.